Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income
Net unrealized holding (losses) gains on securities available for sale arising during period, tax effects	$ (2,586)	$ (16,585)	$ (6,593)
Reclassification adjustment for (losses) gains on securities available for sale included in net income, tax effects	1,671	919	1,289
Reclassification adjustment for impairment charges on available for sale securities included in net income, tax effects	$ 0	$ 124	$ 334